Cover Page	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	ALLURION TECHNOLOGIES, INC.
Entity Central Index Key	0001964979
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-2182207
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	508
Local Phone Number	647-4000
Entity Primary SIC Number	3841
Amendment Description	EXPLANATORY NOTE On December 19, 2023, Allurion Technologies, Inc. (“Allurion,” the “Company” or “we”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-276131) (as amended, the “Registration Statement”). The Registration Statement was initially declared effective by the SEC on December 29, 2023 and initially registered up to 9,482,468 shares of our common stock, par value $0.0001 per share (“Common Stock”), that have been or may be issued by us to Chardan Capital Markets LLC (“Chardan”) pursuant to a ChEF Purchase Agreement, dated as of December 18, 2023, by and between us and Chardan (the “Chardan Purchase Agreement”) establishing a committed equity facility (the “Chardan Equity Facility”). Such shares of our Common Stock consist of (i) up to 9,446,957 shares of our Common Stock that we may elect, in our sole discretion, to issue and sell to Chardan, from time to time under the Chardan Purchase Agreement (the “Purchase Shares”) and (ii) 35,511 shares of our Common Stock (such shares, the “Commitment Shares”) issued to Chardan as consideration for its execution and delivery of the Chardan Purchase Agreement on the Signing Date (as defined herein). The actual number of shares of our Common Stock issuable will vary depending on the then-current market price of shares of our Common Stock sold to Chardan under the Chardan Equity Facility, but will not exceed the number set forth in the preceding sentence unless we file an additional registration statement under the Securities Act with the SEC. See “The Committed Equity Financing” for a description of the Chardan Purchase Agreement and the Chardan Equity Facility, “Selling Securityholder” for additional information regarding Chardan, and “Plan of Distribution (Conflicts of Interest)” for a description of compensation payable to Chardan. We are filing this Post-Effective Amendment No. 1 to Form S-1 (“Post-Effective Amendment No. 1”) to, among other things, include updated information included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 (as amended) and the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2024. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	508
Local Phone Number	647-4000
Contact Personnel Name	Shantanu Gaur